SHARE-BASED COMPENSATION - Information for Share Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 7,101	$ 1,061	$ 2,700
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	2,756	397	44
Intrinsic value of share options exercised	$ 7,370	$ 747	$ 920
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 2.28	$ 1.21	$ 2.59
Proceeds from the exercise of share options	$ 4,345	$ 664	$ 2,798
Intrinsic value of share options exercised	$ 1,655	$ 129	$ 1,201